Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Short-term investments	$ 1,000.0	$ 661.0
Equity method investments under fair value option	573.0	592.0
Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	4.0	1.0
Total financial liabilities	4.0	1.0
Fair Value, Inputs, Level 1, Level 2, and Level 3
Assets, Fair Value Disclosure [Abstract]
Money market funds	1,744.0	1,383.0
Short-term investments	1,000.0	661.0
Equity method investments under fair value option	466.0	482.0
Convertible loans receivable	32.0	31.0
Foreign currency forward contracts	4.0	10.0
Total financial assets	3,246.0	2,567.0
Level 1
Assets, Fair Value Disclosure [Abstract]
Money market funds	1,744.0	1,383.0
Short-term investments	1,000.0	661.0
Equity method investments under fair value option	0.0	0.0
Convertible loans receivable	0.0	0.0
Foreign currency forward contracts	0.0	0.0
Total financial assets	2,744.0	2,044.0
Level 1 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	0.0	0.0
Total financial liabilities	0.0	0.0
Level 2
Assets, Fair Value Disclosure [Abstract]
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Equity method investments under fair value option	0.0	0.0
Convertible loans receivable	0.0	0.0
Foreign currency forward contracts	4.0	10.0
Total financial assets	4.0	10.0
Level 2 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	4.0	1.0
Total financial liabilities	4.0	1.0
Level 3
Assets, Fair Value Disclosure [Abstract]
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Equity method investments under fair value option	466.0	482.0
Convertible loans receivable	32.0	31.0
Foreign currency forward contracts	0.0	0.0
Total financial assets	498.0	513.0
Level 3 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	0.0	0.0
Total financial liabilities	$ 0.0	$ 0.0